Document and Entity Information Document	Jul. 19, 2022
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jul. 19, 2022
Entity Registrant Name	PS BUSINESS PARKS, INC./MD
Entity Incorporation, State or Country Code	MD
Entity File Number	1-10709
Entity Tax Identification Number	95-4300881
Entity Address, Address Line One	701 Western Avenue
Entity Address, City or Town	Glendale
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91201-2349
City Area Code	(818)
Local Phone Number	244-8080
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000866368
Common Stock, $0.01 par value per share
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	PSB
Security Exchange Name	NYSE
Depositary Shares Each Representing 1/1,000 of a 5.250% Cum Pref Share, Series X, $0.01 par value
Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares Each Representing 1/1,000 of a 5.250% Cum Pref Share, Series X, $0.01 par value
Trading Symbol	PSBPrX
Security Exchange Name	NYSE
Depositary Shares Each Representing 1/1,000 of a 5.250% Cum Pref Share, Series X, $0.01 par value
Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares Each Representing 1/1,000 of a 5.200% Cum Pref Share, Series Y, $0.01 par value
Trading Symbol	PSBPrY
Security Exchange Name	NYSE
Depositary Shares Each Representing 1/1,000 of a 4.875% Cum Pref Share, Series Z, $0.01 par value
Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares Each Representing 1/1,000 of a 4.875% Cum Pref Share, Series Z, $0.01 par value
Trading Symbol	PSBPrZ
Security Exchange Name	NYSE